Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000178763 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000178763 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178763 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178763 [Member] | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178763 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178763 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000178763 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000178763 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000178763 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000178763 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000178763 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178763 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178763 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000178763 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000178763 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000178763 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000178763 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000173131 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173131 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173131 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173131 [Member] | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173131 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173131 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000173131 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173131 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000173131 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000173131 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000173131 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173131 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173131 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000173131 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000173131 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173131 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173131 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000001811 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001811 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001811 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001811 [Member] | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001811 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001811 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001811 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001811 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001811 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001811 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001811 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001811 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001811 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000001811 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000001811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001811 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000001809 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001809 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001809 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001809 [Member] | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001809 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001809 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001809 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001809 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001809 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001809 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001809 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001809 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001809 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000001809 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000001809 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001809 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001809 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000001813 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001813 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001813 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001813 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001813 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001813 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001813 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001813 [Member] | WSFS Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001813 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001813 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001813 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000001813 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001815 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001815 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001815 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001815 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001815 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001815 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001815 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001815 [Member] | WSFS Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001815 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001815 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001815 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000001815 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173132 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173132 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173132 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173132 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173132 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173132 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173132 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173132 [Member] | WSFS Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173132 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173132 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173132 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000173132 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178764 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178764 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000178764 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178764 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000178764 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178764 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178764 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178764 [Member] | WSFS Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178764 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000178764 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178764 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000178764 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%